Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expenses of intangible assets	¥ 1,949	$ 301	¥ 4,328	¥ 3,435
Estimated amortization expense of intangible assets, 2022	1,942
Estimated amortization expense of intangible assets, 2023	1,241
Estimated amortization expense of intangible assets, 2024	949
Estimated amortization expense of intangible assets, 2025	756
Estimated amortization expense of intangible assets, 2026	756
Estimated amortization expense of intangible assets, thereafter	1,474
Impairment loss for intangible assets	¥ 0		¥ 30,804	¥ 0